Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 6,852
Ending balance	6,819	$ 6,852
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	244
Ending balance	154	244
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	631
Ending balance	556	631
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	577
Ending balance	670	577
Furniture fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	346
Ending balance	325	346
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,097
Ending balance	1,035	1,097
Work in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	129
Ending balance	201	129
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	244	140
Additions		103
Foreign exchange translation		1
Other	(90)
Ending balance	154	244
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,325	1,251
Additions	11	77
Transfers from work in process	26	5
Disposals	(16)	(6)
Foreign exchange translation	5	2
Other	(56)	(4)
Ending balance	1,295	1,325
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,411	1,283
Additions	45	21
Transfers from work in process	317	240
Disposals	(290)	(140)
Foreign exchange translation	7	10
Other	2	(3)
Ending balance	1,492	1,411
Gross carrying amount [member] | Furniture fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	900	835
Additions	11	11
Acquisition through business combination		13
Transfers from work in process	61	132
Disposals	(74)	(82)
Foreign exchange translation	3	3
Other	(38)	(12)
Ending balance	863	900
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,169	3,007
Additions	48	50
Acquisition through business combination		59
Transfers from work in process	166	102
Disposals	(288)	(29)
Foreign exchange translation	15	19
Other	(37)	(39)
Ending balance	3,073	3,169
Gross carrying amount [member] | Work in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	129	108
Additions	641	522
Transfers from work in process	(570)	(479)
Foreign exchange translation	1
Other		(22)
Ending balance	201	129
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(694)	(646)
Depreciation	53	59
Disposals	19	6
Foreign exchange translation	2	1
Other	9	(6)
Ending balance	(739)	(694)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(834)	(723)
Depreciation	260	249
Disposals	289	140
Foreign exchange translation	5	8
Other	12	(6)
Ending balance	(822)	(834)
Accumulated depreciation and amortisation [member] | Furniture fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(554)	(550)
Depreciation	81	73
Disposals	68	82
Foreign exchange translation	2	2
Other	(31)	11
Ending balance	(538)	(554)
Accumulated depreciation and amortisation [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,072)	(1,863)
Depreciation	231	279
Disposals	287	25
Foreign exchange translation	7	7
Other	15	(52)
Ending balance	(2,038)	(2,072)
Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,852
Ending balance	6,819	6,852
Right-of-use lease assets [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,747
Ending balance	3,722	3,747
Right-of-use lease assets [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	81
Ending balance	156	81
Right-of-use lease assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,929	12,834
Additions	1,433	1,312
Acquisition through business combination		298
Disposals	(765)	(422)
Foreign exchange translation	73	96
Other	(167)	(189)
Ending balance	14,503	13,929
Right-of-use lease assets [Member] | Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,432	5,893
Additions	518	526
Acquisition through business combination		226
Disposals	(61)	(165)
Foreign exchange translation	42	61
Other	52	(109)
Ending balance	6,983	6,432
Right-of-use lease assets [Member] | Gross carrying amount [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	319	317
Additions	159	2
Disposals	(36)
Ending balance	442	319
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,077)	(6,085)
Depreciation	1,286	1,364
Disposals	714	307
Foreign exchange translation	30	39
Other	5	(104)
Ending balance	(7,684)	(7,077)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,685)	(2,149)
Depreciation	581	620
Disposals	19	54
Foreign exchange translation	14	21
Other		(51)
Ending balance	(3,261)	(2,685)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(238)	(154)
Depreciation	80	84
Disposals	32
Ending balance	$ (286)	$ (238)